Note 6 - Borrowings From Officer (Details Textual) - Revolving Credit Facility [Member] - Chief Executive Officer [Member] - USD ($)	Feb. 07, 2019	Oct. 24, 2019	Sep. 30, 2019	Feb. 08, 2018
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,700,000	$ 0		$ 3,700,000
Long-term Line of Credit, Total			$ 0
Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	1.00%